Average Annual Total Returns{- Fidelity® MSCI Real Estate Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Real Estate Index ETF	Fidelity MSCI Real Estate Index ETF-Default Return Before Taxes Past 1 year	Fidelity MSCI Real Estate Index ETF-Default Return Before Taxes Since Inception		Fidelity MSCI Real Estate Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity MSCI Real Estate Index ETF-Default After Taxes on Distributions Since Inception		Fidelity MSCI Real Estate Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity MSCI Real Estate Index ETF-Default After Taxes on Distributions and Sales Since Inception		IX121 Past 1 year	IX121 Since Inception		SP001 Past 1 year	SP001 Since Inception
Total	28.87%	7.05%	[1]	27.26%	5.34%	[1]	17.22%	4.66%	[1]	28.98%	7.09%	[1]	31.49%	12.32%	[1]

[1]	(a)From February 2, 2015